Estimated Fair Value of Options and Warrants Determined Using Black-Scholes Option Valuation Model with Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Risk free rate, minimum	0.12%	0.12%
Risk free rate, maximum	0.70%	0.87%
Dividend yield
Volatility, minimum	87.00%	93.00%
Volatility, maximum	102.00%	102.00%
Minimum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term, maximum	1 year	1 year
Maximum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term, maximum	4 years	4 years